LIFE INSURANCE SENSITIVITY ANALYSIS - Schedule of Accounting Estimates and Judgements (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Maintenance and investment expenses expected rate (in percent)	90.00%
Credit default spreads (in basis points)	0.25%
Allowance for illiquid premia (in basis points)	0.10%
Long duration contracts assumptions by product and guarantee lapse rate (in percent)	90.00%
Adjustment to risk-free rate (in basis points)	0.25%
Guaranteed annuity option take up expected rate (in percent)	5.00%
Long duration contracts assumptions by product and guarantee volatility rate (in percent)	1.00%
Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0010
Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Increase (reduction) in profit before tax £m | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ (188)	£ (301)
Increase (reduction) in profit before tax £m | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	309	355
Increase (reduction) in profit before tax £m | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(284)	(433)
Increase (reduction) in profit before tax £m | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	114	190
Increase (reduction) in profit before tax £m | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	22	13
Increase (reduction) in profit before tax £m | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	122	88
Increase (reduction) in profit before tax £m | Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	44	44
Increase (reduction) in profit before tax £m | Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(2)
Increase (reduction) in profit before tax £m | Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(2)
Increase (reduction) in equity £m | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(152)	(244)
Increase (reduction) in equity £m | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	250	288
Increase (reduction) in equity £m | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(230)	(351)
Increase (reduction) in equity £m | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	92	154
Increase (reduction) in equity £m | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	18	11
Increase (reduction) in equity £m | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	99	71
Increase (reduction) in equity £m | Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	35	35
Increase (reduction) in equity £m | Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(2)
Increase (reduction) in equity £m | Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ (1)	£ (1)
Percentage reduction in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Actuarial assumption of mortality rates (in percent)	0.95